Income Tax (Provision) Benefit from Continuing OPerations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
State	$ (3)	$ 554
Foreign		59
Total current tax (provision) benefit	(3)	613
Total	$ (3)	$ 613